Employees' Retirement Benefits (Schedule Of Amounts Recognized As Accumulated Other Comprehensive Loss (Income)) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	¥ 298,130		¥ 356,081
Transition obligation	776		943
Prior service cost	(21,437)	[1]	(26,934)	[1]
Total	277,469		330,090
NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	183,359		183,549
Prior service cost	(1,823)	[2]	(5,010)	[2]
Total	¥ 181,536		¥ 178,539

[1]	Prior service cost has been amortized on the straight-line method over the average remaining service period of employees expected to receive benefits under the plans.
[2]	Prior service cost has been amortized on the straight-line method over the average remaining service period of employees expected to receive benefits under the plan.